Pacer Military Times Best Employers ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.5%
Aerospace/Defense - 6.8%
Boeing Co.	144	$27,963
General Dynamics Corp.	204	29,923
Lockheed Martin Corp.	83	26,711
Northrop Grumman Corp.	98	28,088
		112,685
Airlines - 1.7%
Southwest Airlines Co.	657	28,869
Auto Manufacturers - 2.1%
General Motors Co.	694	35,172
Banks - 9.8%
Associated Banc-Corp.	1,986	35,629
Bank of America Corp.	1,081	32,052
Citigroup, Inc.	552	32,010
JPMorgan Chase & Co.	258	33,197
US Bancorp	704	30,166
		163,054
Beverages - 1.6%
Brown-Forman Corp. - Class B	380	27,235
Commercial Services - 5.8%
Booz Allen Hamilton Holding Corp.	351	29,895
United Rentals, Inc. (a)	134	32,563
Vectrus, Inc. (a)	641	32,947
		95,405
Computers - 5.6%
Accenture PLC - Class A - ADR	122	29,514
CACI International, Inc. - Class A (a)	128	30,876
Leidos Holdings, Inc.	302	32,030
		92,420
Diversified Financial Services - 4.2%
Capital One Financial Corp.	355	37,012
Charles Schwab Corp.	624	32,161
		69,173
Electric - 7.1%
Dominion Energy, Inc.	388	28,281
Exelon Corp.	741	30,796
Southern Co.	508	29,931
Xcel Energy, Inc.	452	28,924
		117,932
Engineering & Construction - 1.8%
AECOM (a)	586	29,359
Environmental Control - 1.7%
Waste Management, Inc.	255	28,387
Food - 3.5%
Hormel Foods Corp.	645	30,225
Kellogg Co.	463	27,289
		57,514
Healthcare-Services - 3.7%
DaVita, Inc. (a)	277	32,512
Humana, Inc.	76	29,116
		61,628
Insurance - 9.3%
Allstate Corp.	297	31,832
Marsh & McLennan Cos., Inc.	265	29,126
Progressive Corp.	341	29,732
Prudential Financial, Inc.	402	31,469
Travelers Cos., Inc.	235	32,030
		154,189
Internet - 3.8%
Amazon.com, Inc. (a)	10	32,062
CDW Corp.	233	30,677
		62,739
Lodging - 1.8%
Hilton Worldwide Holdings, Inc.	294	29,809
Machinery-Construction & Mining - 2.1%
Oshkosh Corp.	378	34,621
Media - 1.8%
Comcast Corp. - Class A	606	30,039
Miscellaneous Manufacturing - 3.7%
Eaton Corp. PLC - ADR	251	29,543
General Electric Co.	2,989	31,922
		61,465
Packaging & Containers - 1.8%
Sonoco Products Co.	525	30,403
Pharmaceuticals - 3.7%
CVS Health Corp.	448	32,099
Merck & Co., Inc.	378	29,133
		61,232
Retail - 3.5%
Home Depot, Inc.	110	29,790
Walmart, Inc.	200	28,098
		57,888
Software - 3.8%
Fiserv, Inc. (a)	264	27,110
ManTech International Corp. VA - Class A	395	35,428
		62,538
Telecommunications - 3.5%
AT&T, Inc.	1,058	30,290
Verizon Communications, Inc.	504	27,594
		57,884
Transportation - 5.3%
JB Hunt Trasport Services, Inc.	225	30,298
Union Pacific Corp.	149	29,423
Werner Enterprises, Inc.	740	29,038
		88,759
TOTAL COMMON STOCKS (Cost $1,486,734)		1,650,399

	Principal Amount
SHORT-TERM INVESTMENTS - 0.4%
Money Market Deposit Accounts - 0.4%
U.S. Bank Money Market Deposit Account, 0.005% (b)	$7,329	7,329
TOTAL SHORT-TERM INVESTMENTS (Cost $7,329)		7,329

Total Investments (Cost $1,494,063) - 99.9%		1,657,728
Other Assets in Excess of Liabilities - 0.1%		1,338
TOTAL NET ASSETS - 100.0%		$1,659,066

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,650,399	$ -	$ -	$ -	$ 1,650,399
Short-Term Investments	7,329	-	-	-	7,329
Total Investments in Securities	$ 1,657,728	$ -	$ -	$ -	$ 1,657,728
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.